Shareholder Report, Holdings (Details)	May 31, 2025
C000026757 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026757 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026757 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026757 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026757 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026757 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026757 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000026757 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026757 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026757 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000026759 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026759 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026759 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026759 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026759 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026759 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026759 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000026759 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026759 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026759 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000026760 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026760 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026760 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026760 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026760 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026760 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026760 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000026760 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026760 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026760 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000062222 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062222 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062222 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062222 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062222 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062222 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062222 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000062222 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000062222 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000062222 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000177003 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177003 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000177003 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177003 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177003 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177003 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177003 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000177003 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000177003 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000177003 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.20%